Supplement to the

Spartan® Total Market Index Fund
Spartan Extended Market Index Fund
Spartan International Index Fund

Funds of Fidelity Concord Street Trust

Investor Class and Fidelity Advantage Class

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2006

Amitabh Dugar no longer serves as a portfolio manager of the funds.

The following information supplements similar information found in the "Management Contracts" section beginning on page 29.

The following table provides information relating to other accounts managed by Mr. Jackson as of November 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	3	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 57,973	$ 11,354	$ 24
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Total Market Index Fund ($5,836 (in millions) assets managed), Spartan Extended Market Index Fund ($2,630 (in millions) assets managed), and Spartan International Index Fund ($3,621 (in millions) assets managed).

As of November 30, 2006, the dollar range of shares of Spartan Total Market Index Fund, Spartan Extended Market Index Fund, and Spartan International Index Fund beneficially owned by Mr. Jackson was none.

SIFB-06-02 December 30, 2006
1.718587.119

Supplement to the

Spartan® U.S. Equity Index Fund

Fidelity Concord Street Trust

A Fund of Fidelity Concord Street Trust

Investor Class and Fidelity Advantage Class

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2006

Amitabh Dugar no longer serves as a portfolio manager of the fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 25.

The following table provides information relating to other accounts managed by Fergal Jackson as of November 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	3	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 57,973	$ 11,354	$ 24
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan U.S. Equity Index Fund ($26,779 (in millions) assets managed).

As of November 30, 2006, the dollar range of shares of Spartan U.S. Equity Index Fund beneficially owned by Mr. Jackson was none.

UEIB-06-02 December 30, 2006
1.720027.118